Note 9 - Collaboration and Device Development Payable (Details Textual)			12 Months Ended
	Dec. 21, 2018 USD ($) $ / shares shares	Dec. 07, 2018 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2019 USD ($)	Dec. 06, 2018 USD ($)
Collaboration and Device Development Payable, Current		$ 4,400,000	$ 2,576,000	$ 4,418,000	$ 1,873,000
Gain (Loss) on Extinguishment of Debt, Total			(3,345,000)
Conversion of Battelle Payables [Member]
Gain (Loss) on Extinguishment of Debt, Total	$ (500,000)
Debt Conversion, Converted Instrument, Amount	1,500,000
Debt Conversion, Original Debt, Amount	1,000,000
Private Placement [Member]
Debt Conversion, Original Debt, Amount	$ 6,000,000
Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	2,003,541
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.68
Warrants and Rights Outstanding, Term	1 year 180 days
Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	3,889,229
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.05
Warrants and Rights Outstanding, Term	5 years
Payment Restructuring of Battelle Payables [Member]
Collaboration and Device Development Payable, Interest Rate		6.00%
Collaboration and Device Development Payable, Repaid Payable Threshold to Qualify for Services on Credit		$ 3,000,000
Payments for Collaboration and Device Development Payable		972,281
Collaboration and Device Development Agreement, Aggregate Payments		$ 1,250,000
Collaboration and Device DevelopmentPayable, Number of Monthly Installments Payments Deferred		5
Collaboration and Device Development Payable, Periodic Payment, Total		$ 250,000
Royalty Guarantees, Commitments, Amount		$ 35,000,000				$ 25,000,000
Interest Payable, Current			$ 300,000
Payment Restructuring of Battelle Payables [Member] | Series E Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares		$ 6.50
Warrants and Rights Outstanding, Term		5 years
Common Stock Maximum Ownership Percentage For Warrant Exercise		9.99%
Payment Restructuring of Battelle Payables [Member] | Series E Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares		75,000
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member]
Collaboration and Device Development Payable, Converted Payable Amount into Equity	$ 1,000,000
Sale of Stock, Number of Shares Issued in Transaction | shares	301,823
Sale of Stock, Price Per Share | $ / shares	$ 3.3132
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series F Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 3.68
Warrants and Rights Outstanding, Term	1 year 180 days
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series F Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	51,310
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series G Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 4.05
Warrants and Rights Outstanding, Term	5 years
Payment Restructuring of Battelle Payables [Member] | Private Placement [Member] | Series G Warrants [Member] | Common Stock [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	99,602